Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

4. Stock-Based Compensation

Stock Options

The following table summarizes stock-based compensation expense reflected in the consolidated statements of operations (in thousands):

	Three Months ended September 30,		Nine Months ended September 30,
	2016	2015	2016	2015
Research and development	$375	$164	$725	$519
General and administrative	341	162	726	500

	716	326	1,451	1,019

The following table summarizes stock option activity as of September 30, 2016, and changes during the nine months ended September 30, 2016, under the 2007 Long Term Incentive Plan (the 2007 LTIP) and standalone option agreements:

	Number of Options	Weighted- Average Exercise Price
Outstanding at January 1, 2016	550,675	16.11
Granted	986,845	12.63
Exercised	(26,382)	10.29
Forfeited	(16,536)	11.62
Expired	(19,709)	11.50

Outstanding at September 30, 2016	1,474,893	14.00

Exercisable at September 30, 2016	385,776	17.13

The total intrinsic value of all outstanding options and exercisable options at September 30, 2016 was $17,143,701 and $4,646,688, respectively.

10. Stock-Based Compensation

The 2007 Long Term Incentive Plan (the 2007 LTIP), which is the successor equity incentive plan to the Amended and Restated 2002 Stock Option and Incentive Plan (the 2002 Plan), provides for awards of restricted stock, both nonstatutory stock options and incentive stock options within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended, and other incentive awards and rights to purchase shares of the Company’s common stock. On September 23, 2015, the Board of Directors suspended any further grants from being awarded under the 2002 Plan. A total of 2,218,895 and no shares of common stock have been reserved for issuance under the 2007 LTIP and the 2002 Plan, respectively.

As of December 31, 2015, 14,800 shares of restricted stock are outstanding under the 2007 LTIP, and options to purchase 550,675 shares and no options have been granted and are outstanding under the 2007 LTIP and the 2002 Plan, respectively. These options vest over the stated periods through 2018. Additional detail on stock compensation costs can be found below.

Stock Options

Stock options are granted to employees at exercise prices equal to the estimated fair market value of the Company’s stock at the dates of grant. Stock options under the 2007 LTIP generally vest over four or five years and have a term of ten years. Compensation cost is recognized, net of estimated forfeitures of approximately 8.02% as of December 31, 2015, over the vesting period of the options using the straight-line attribution method.

The following table summarizes stock option activity as of December 31, 2015, and changes during the years ended December 31, 2015 under the 2007 LTIP and standalone option agreements:

	Number of Options	Weighted- Average Exercise Price
Outstanding at January 1, 2015	538,649	16.39
Granted	55,443	19.63
Exercised	(3,145)	9.33
Forfeited	(18,042)	12.68
Expired	(22,230)	31.55

Outstanding at December 31, 2015	550,675	16.11

Exercisable at December 31, 2015	314,124	17.59

At December 31, 2015, the outstanding stock options have a weighted-average outstanding term of 6.78 years.

At December 31, 2015, 524,813 stock options are fully vested or are expected to vest and have a weighted-average outstanding term of 6.72 years and a weighted-average exercise price of $16.20. Exercisable stock options have a weighted-average outstanding term of 5.92 years.

Restricted Stock

Restricted and unvested stock has occasionally been sold or granted to employees of the Company under the 2007 LTIP and the 2002 Plan. The fair value of restricted stock is determined based on the estimated fair value of the Company’s common stock at the date of grant. Restricted stock generally vests straightline over a period of four or five years, provided the employee remains in the service of the Company. Compensation cost is recognized on a straight-line basis over the vesting period. Shares of restricted and unvested stock purchased by employees are released from their restriction at each vesting date; however, these shares remain pledged to the Company and are nontransferable until the related shareholder note receivable has been paid. The shareholder notes receivable related to the restricted stock sold to employees are usually due in full one year after the final release date of the stock. At December 31, 2015 and 2014, a total of 1,193,780 shares of restricted stock had been issued through the 2007 LTIP and the 2002 Plan.

Details of unvested and vested restricted common stock for the years ended December 31, 2015 and 2014 can be seen in the table below:

	Restricted Shares of Stock	Weighted- Average Purchase Price	Shares of Stock Released From Restriction	Weighted- Average Purchase Price
Outstanding at January 1, 2015	32,549	41.47	1,108,765	7.66
Granted	—	—	—	—
Vested	(17,749)	41.23	17,749	41.23
Canceled or expired	—	—	—	—
Repurchased	—	—	—	—

Outstanding at December 31, 2015	14,800	41.79	1,126,514	8.19

At December 31, 2015, outstanding restricted stock has a weighted-average remaining term of 0.82 years. The fair value of restricted stock vested in fiscal 2015 and 2014 was $369,000 and $549,000, respectively.

The 14,800 shares of unvested restricted stock outstanding at December 31, 2015 are subject to repurchase at the original purchase price of $41.79 per share and fully vest during 2016.

Fair Value Estimates

The Company’s determination of the fair value of stock-based payment awards on the date of grant using the Black-Scholes option pricing model is affected by many factors, including the stock price and a number of highly complex and subjective variables. These variables include, but are not limited to, the Company’s stock price volatility over the expected term of the awards, and estimates of the expected option term.

The weighted-average assumptions used in the Black-Scholes option pricing model in 2015 and 2014 were as follows:

	2015	2014
Dividend yield	—%	—%
Weighted-average grant-date fair value of awards	$13.87	$9.21
Volatility	74.93%	75.21%
Risk-free interest rate	1.71%	1.96%
Expected term of options (in years)	7.28	7.03

Expected volatility is based on benchmarked public companies during fiscal years 2015 and 2014. The risk-free interest rate, ranging from 1.67% to 1.84% during the year ended December 31, 2015, is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the options. The expected term of options represents the weighted-average period of time that options granted are expected to be outstanding based on historical data.

The total intrinsic value (the difference between market value and exercise prices of in-the-money options) of all outstanding options at December 31, 2015 and 2014, was $6,360,000 and $2,823,000, respectively. The total intrinsic value of exercisable options at December 31, 2015 and 2014, was $3,586,000 and $1,258,000, respectively. In 2015 and 2014, 4,564 and 119 options were exercised, respectively. As of December 31, 2015 and 2014, total unrecognized compensation expense of $2,194,000 and $2,561,000, respectively, related to equity awards is expected to be recognized over a weighted average of 2.81 years.